INVENTORY (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
INVENTORY
Components parts	$ 63,797	$ 65,802	$ 80,164
Finished goods	78,425	80,720	144,711
Inventory, net	$ 142,222	$ 146,522	$ 224,875